Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DSS AmericaFirst Funds
Entity Central Index Key	0001539996
Document Period End Date	Dec. 31, 2024
DSS AmericaFirst Total Return Bond Fund Class A
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST TOTAL RETURN BOND FUND
Class Name	CLASS A
Trading Symbol	DGQAX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Total Return Bond Fund - Class A - DGQAX for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501
Additional Information Website	https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Total Return Bond Fund – Class A	$112.00	2.19%

Expenses Paid, Amount	$ 112.00
Expense Ratio, Percent	2.19%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

		Six Month	One Year	Five Year	Ten Year
Class A	Without sales load	3.95%	7.26%	-2.63%	-2.98%
	With sales load	-1.25%	1.94%	-3.63%	-3.47%
Bloomberg Aggregate Bond Index*		1.98%	1.25%	-0.33%	1.35%
S&P 500 Total Return Index		8.44%	25.02%	14.51%	13.09%
Lipper Alternative Long/Short Equity Funds Index		4.27%	11.70%	6.46%	4.57%

* The Fund’s primary benchmark was changed to the Bloomberg Index to conform with new regulatory requirements.

Net Assets	$ 804,892
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ (37,496)
Investment Company, Portfolio Turnover	155.85%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$804,892	5	155.85%	$(37,496)

Holdings [Text Block]
Largest Holdings [Text Block]

top holdings

1.	iShares Core U.S. Aggregate Bond ETF	36.90%
2.	SPDR Portfolio Intermediate Term Corporate Bond ETF	24.74%
3.	iShares 20+ Year Treasury Bond ETF	12.49%
4.	iShares Broad USD High Yield Corporate Bond ETF	12.36%
5.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	10.49%
	Total % of Net Assets	96.98%

Material Fund Change [Text Block]	How has the fund changed On November 1, 2024, AmericaFirst Defensive Growth Fund changed its name to DSS AmericaFirst Total Return Bond Fund.
Updated Prospectus Phone Number	1-877-217-8501.
Updated Prospectus Web Address	https://americafirst.fund/
DSS AmericaFirst Total Return Bond Fund Class U
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST TOTAL RETURN BOND FUND
Class Name	CLASS U
Trading Symbol	DGQUX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Total Return Bond Fund - Class U - DGQUX for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501.
Additional Information Website	https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Total Return Bond Fund – Class U	$141.00	2.77%

Expenses Paid, Amount	$ 141.00
Expense Ratio, Percent	2.77%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

		Six Month	One Year	Five Year	Ten Year
Class U	Without sales load	3.85%	6.83%	-3.11%	-3.47%
	With sales load	1.26%	4.13%	-3.59%	-3.72%
Bloomberg Aggregate Bond Index*		1.98%	1.25%	-0.33%	1.35%
S&P 500 Total Return Index		8.44%	25.02%	14.51%	13.09%
Lipper Alternative Long/Short Equity Funds Index		4.27%	11.70%	6.46%	4.57%

* The Fund’s primary benchmark was changed to the Bloomberg Index to conform with new regulatory requirements.

Net Assets	$ 804,892
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ (37,496)
Investment Company, Portfolio Turnover	155.85%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$804,892	5	155.85%	$(37,496)

Holdings [Text Block]
Largest Holdings [Text Block]

top holdings

1.	iShares Core U.S. Aggregate Bond ETF	36.90%
2.	SPDR Portfolio Intermediate Term Corporate Bond ETF	24.74%
3.	iShares 20+ Year Treasury Bond ETF	12.49%
4.	iShares Broad USD High Yield Corporate Bond ETF	12.36%
5.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	10.49%
	Total % of Net Assets	96.98%

Material Fund Change [Text Block]	How has the fund changed
Updated Prospectus Phone Number	1-877-217-8501
Updated Prospectus Web Address	https://americafirst.fund
DSS AmericaFirst Total Return Bond Fund Class I
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST TOTAL RETURN BOND FUND
Class Name	CLASS I
Trading Symbol	DGQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Total Return Bond Fund - Class I - DGQIX for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501.
Additional Information Website	https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Total Return Bond Fund – Class I	$93	1.83%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.83%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	Six Month	One Year	Five Year	Ten Year
Class I	4.19%	7.73%	-2.16%	-2.44%
Bloomberg Aggregate Bond Index*	1.98%	1.25%	-0.33%	1.35%
S&P 500 Total Return Index	8.44%	25.02%	14.51%	13.09%
Lipper Alternative Long/Short Equity Funds Index	4.27%	11.70%	6.46%	4.57%

* The Fund’s primary benchmark was changed to the Bloomberg Index to conform with new regulatory requirements.

Net Assets	$ 8,048,920,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ (37,496)
Investment Company, Portfolio Turnover	155.85%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$804,892	5	155.85%	$(37,496)

Holdings [Text Block]
Largest Holdings [Text Block]

top holdings

1.	iShares Core U.S. Aggregate Bond ETF	36.90%
2.	SPDR Portfolio Intermediate Term Corporate Bond ETF	24.74%
3.	iShares 20+ Year Treasury Bond ETF	12.49%
4.	iShares Broad USD High Yield Corporate Bond ETF	12.36%
5.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	10.49%
	Total % of Net Assets	96.98%

Material Fund Change [Text Block]	How has the fund changed On November 1, 2024, AmericaFirst Defensive Growth Fund changed its name to DSS AmericaFirst Total Return Bond Fund.
Updated Prospectus Phone Number	1-877-217-8501
Updated Prospectus Web Address	https://americafirst.fund/
DSS AmericaFirst Alpha Trends Factor Fund Class A
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST ALPHA TRENDS FACTOR FUND
Class Name	CLASS A
Trading Symbol	SBQAX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Alpha Trends Factor Fund - Class A - SBQAX for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501
Additional Information Website	https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Alpha Trends Factor Fund – Class A	$108.00	2.14%

Expenses Paid, Amount	$ 108.00
Expense Ratio, Percent	2.14%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

		Six Month	One Year	Five Year	Commencement of Operations through December 31, 2024 (1)
Class A	Without sales load	2.27%	15.68%	7.74%	8.34%
	With sales load	-2.84%	9.88%	6.65%	7.63%
S&P 500 Total Return Index		8.44%	25.02%	14.51%	14.69%
Lipper Multi-Cap Core Funds Index		7.40%	20.51%	12.88%	12.74%

(1) DSS AmericaFirst Alpha Trends Factor Fund Class A shares commenced operations on January 31, 2017. Benchmark since inception return assumes inception date of January 31, 2017.

Net Assets	$ 2,283,838,000,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ (25,255)
Investment Company, Portfolio Turnover	67.39%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$2,283,838	41	67.39%	$(25,255)

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	6.66%
2.	NVIDIA Corp.	4.90%
3.	Tesla, Inc.	4.00%
4.	Fair Isaac Corp.	3.75%
5.	Corning, Inc.	3.23%
6.	Bristol-Myers Squibb Co.	3.18%
7.	Synchrony Financial	3.11%
8.	Microsoft Corp.	3.06%
9.	Meta Platforms Inc. Class A	3.05%
10.	Ameriprise Financial, Inc.	3.01%
	Total % of Net Assets	37.95%

Material Fund Change [Text Block]	How has the fund changed On November 1, 2024, DSS AmericaFirst Large Cap Share Buyback Fund changed its name to DSS AmericaFirst Alpha Trends Factor Fund.
Updated Prospectus Phone Number	1-877-217-8501.
Updated Prospectus Web Address	https://americafirst.fund
DSS AmericaFirst Alpha Trends Factor Fund Class U
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST ALPHA TRENDS FACTOR FUND
Class Name	CLASS U
Trading Symbol	SBQUX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Alpha Trends Factor Fund - Class U - SBQUX for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Website	https://americafirst.fund
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Alpha Trends Factor Fund – Class U	$145.00	2.88%

Expenses Paid, Amount	$ 145.00
Expense Ratio, Percent	2.88%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

		Six Month	One Year	Five Year	Commencement of Operations through December 31, 2024 (1)
Class U	Without sales load	1.77%	14.72%	6.89%	7.58%
	With sales load	-0.77%	11.89%	6.35%	7.23%
S&P 500 Total Return Index		8.44%	25.02%	14.51%	14.69%
Lipper Multi-Cap Core Funds Index		7.40%	20.51%	12.88%	12.74%

(1) DSS AmericaFirst Alpha Trends Factor Fund Class U shares commenced operations on January 31, 2017. Benchmark since inception return assumes inception date of January 31, 2017.

Net Assets	$ 2,283,838,000,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ (25,255)
Investment Company, Portfolio Turnover	67.39%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$2,283,838	41	67.39%	$(25,255)

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	6.66%
2.	NVIDIA Corp.	4.90%
3.	Tesla, Inc.	4.00%
4.	Fair Isaac Corp.	3.75%
5.	Corning, Inc.	3.23%
6.	Bristol-Myers Squibb Co.	3.18%
7.	Synchrony Financial	3.11%
8.	Microsoft Corp.	3.06%
9.	Meta Platforms Inc. Class A	3.05%
10.	Ameriprise Financial, Inc.	3.01%
	Total % of Net Assets	37.95%

Material Fund Change [Text Block]	How has the fund changed On November 1, 2024, DSS AmericaFirst Large Cap Share Buyback Fund changed its name to DSS AmericaFirst Alpha Trends Factor Fund.
Updated Prospectus Phone Number	1-877-217-8501
Updated Prospectus Web Address	https://americafirst.fund
DSS AmericaFirst Alpha Trends Factor Fund Class I
Shareholder Report [Line Items]
Fund Name	CLASS I
Class Name	DSS AMERICAFIRST ALPHA TRENDS FACTOR FUND
Trading Symbol	SBQIX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Alpha Trends Factor Fund - Class I - SBQIX for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501
Additional Information Website	https://americafirst.fund
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Alpha Trends Factor Fund – Class I	$96.00	1.89%

Expenses Paid, Amount	$ 96.00
Expense Ratio, Percent	1.89%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	Six Month	One Year	Five Year	Commencement of Operations through June 30, 2024 (1)
Class I	2.40%	16.02%	8.03%	8.77%
S&P 500 Total Return Index	8.44%	25.02%	14.51%	14.69%
Lipper Multi-Cap Core Funds Index	7.40%	20.51%	12.88%	12.74%

(1) DSS AmericaFirst Alpha Trends Factor Fund Class I shares commenced operations on January 31, 2017. Benchmark since inception return assumes inception date of January 31, 2017.

Net Assets	$ 2,283,838
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ (25,255)
Investment Company, Portfolio Turnover	67.39%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$2,283,838	41	67.39%	$(25,255)

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	6.66%
2.	NVIDIA Corp.	4.90%
3.	Tesla, Inc.	4.00%
4.	Fair Isaac Corp.	3.75%
5.	Corning, Inc.	3.23%
6.	Bristol-Myers Squibb Co.	3.18%
7.	Synchrony Financial	3.11%
8.	Microsoft Corp.	3.06%
9.	Meta Platforms Inc. Class A	3.05%
10.	Ameriprise Financial, Inc.	3.01%
	Total % of Net Assets	37.95%

Material Fund Change [Text Block]	How has the fund changed On November 1, 2024, DSS AmericaFirst Large Cap Share Buyback Fund changed its name to DSS AmericaFirst Alpha Trends Factor Fund.
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST RISK-ON RISK-OFF FUND
Class Name	CLASS A
Trading Symbol	ABRFX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Risk-On Risk-Off - Class A - ABRFX for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501.
Additional Information Website	https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Risk-On Risk-Off – Class A	$162.00	3.07%

Expenses Paid, Amount	$ 162.00
Expense Ratio, Percent	3.07%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

		Six Month	One Year	Five Year	Ten Year
Class A	Without sales load	11.21%	14.25%	2.56%	2.42%
	With sales load	5.65%	8.54%	1.52%	1.90%
S&P 500 Total Return Index		8.44%	25.02%	14.51%	13.09%
Lipper Absolute Return Funds Index		2.48%	8.76%	3.63%	2.73%

Net Assets	$ 4,834,424,000,000
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ (9,259)
Investment Company, Portfolio Turnover	192.25%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$4,834,424	31	192.25%	$(9,259)

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	30.20%
2.	Tesla, Inc.	5.20%
3.	NVIDIA Corp.	4.98%
4.	Apple, Inc.	4.96%
5.	Amazon.com, Inc.	4.93%
6.	Intuitive Machines, Inc.	3.97%
7.	Arista Networks, Inc.	3.14%
8.	Corning, Inc.	3.13%
9.	Bristol-Myers Squibb Co.	3.00%
10.	DexCom, Inc.	2.98%
	Total % of Net Assets	66.49%

Updated Prospectus Phone Number	1-877-217-8501
Updated Prospectus Web Address	https://americafirst.fund
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST RISK-ON RISK-OFF FUND
Class Name	CLASS U
Trading Symbol	ABRUX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Risk-On Risk-Off - Class U - ABRUX for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501.
Additional Information Website	https://americafirst.fund
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Risk-On Risk-Off – Class U	$368.00	6.97%

Expenses Paid, Amount	$ 368.00
Expense Ratio, Percent	6.97%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

		Six Month	One Year	Five Year	Ten Year
Class U	Without sales load	10.94%	13.65%	2.07%	1.95%
	With sales load	8.17%	10.81%	1.55%	1.69%
S&P 500 Total Return Index		8.44%	25.02%	14.51%	13.09%
Lipper Absolute Return Funds Index		2.48%	8.76%	3.63%	2.73%

Net Assets	$ 4,834,424,000,000
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ (9,259)
Investment Company, Portfolio Turnover	192.25%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$4,834,424	31	192.25%	$(9,259)

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	30.20%
2.	Tesla, Inc.	5.20%
3.	NVIDIA Corp.	4.98%
4.	Apple, Inc.	4.96%
5.	Amazon.com, Inc.	4.93%
6.	Intuitive Machines, Inc.	3.97%
7.	Arista Networks, Inc.	3.14%
8.	Corning, Inc.	3.13%
9.	Bristol-Myers Squibb Co.	3.00%
10.	DexCom, Inc.	2.98%
	Total % of Net Assets	66.49%

Updated Prospectus Phone Number	1-877-217-8501
Updated Prospectus Web Address	https://americafirst.fund
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST RISK-ON RISK-OFF FUND
Class Name	CLASS I
Trading Symbol	ABRWX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Risk-On Risk-Off - Class I - ABRWX for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501.
Additional Information Website	https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Risk-On Risk-Off – Class I	$156.00	2.95%

Expenses Paid, Amount	$ 156.00
Expense Ratio, Percent	2.95%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	Six Month	One Year	Five Year	Ten Year
Class I	11.66%	15.37%	3.84%	3.60%
S&P 500 Total Return Index	8.44%	25.02%	14.51%	13.09%
Lipper Absolute Return Funds Index	2.48%	8.76%	3.63%	2.73%

Net Assets	$ 4,834,424,000,000
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ (9,259)
Investment Company, Portfolio Turnover	192.25%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$4,834,424	31	192.25%	$(9,259)

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	30.20%
2.	Tesla, Inc.	5.20%
3.	NVIDIA Corp.	4.98%
4.	Apple, Inc.	4.96%
5.	Amazon.com, Inc.	4.93%
6.	Intuitive Machines, Inc.	3.97%
7.	Arista Networks, Inc.	3.14%
8.	Corning, Inc.	3.13%
9.	Bristol-Myers Squibb Co.	3.00%
10.	DexCom, Inc.	2.98%
	Total % of Net Assets	66.49%

Updated Prospectus Phone Number	1-877-217-8501
Updated Prospectus Web Address	https://americafirst.fund/
DSS AmericaFirst Income Fund Class A
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST INCOME FUND
Class Name	CLASS A
Trading Symbol	AFPAX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Income Fund - Class A - AFPAX for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501.
Additional Information Website	https://americafirst.fund
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months ?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Income Fund – Class A	$143.00	2.79%

Expenses Paid, Amount	$ 143.00
Expense Ratio, Percent	2.79%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

		Six Month	One Year	Five Year	Ten Year
Class A	Without sales load	4.71%	10.58%	2.90%	1.45%
	With sales load	0.52%	6.16%	2.05%	1.02%
S&P 500 Total Return Index		8.44%	25.02%	14.51%	13.09%
Bloomberg Aggregate Bond Index		1.98%	1.25%	-0.33%	1.35%
Lipper Flexible Portfolio Funds Index		2.83%	8.18%	6.32%	6.33%

Net Assets	$ 154,501,600,000,000
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 46,188
Investment Company, Portfolio Turnover	64.90%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$15,450,160	42	64.90%	$46,188

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	6.52%
2.	Cal-Maine Foods, Inc.	4.34%
3.	Blue Owl Capital, Inc.	3.49%
4.	Corning Incorporated	3.25%
5.	Bristol-Myers Squibb Co.	3.24%
6.	RTX Corporation	3.18%
7.	Baker Hughes Co. Class A	3.14%
8.	Broadcom, Inc.	3.05%
9.	The Blackstone Group, Inc.	2.94%
10.	Meta Platforms Inc.-Class A	2.91%
	Total % of Net Assets	36.06%

Updated Prospectus Phone Number	1-877-217-8501
Updated Prospectus Web Address	https://americafirst.fund/
DSS AmericaFirst Income Fund Class U
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST INCOME FUND
Class Name	CLASS U
Trading Symbol	AFPUX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Income Fund - Class U - AFPUX for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501
Additional Information Email	https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Income Fund – Class U	$169.00	3.31%

Expenses Paid, Amount	$ 169.00
Expense Ratio, Percent	3.31%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

		Six Month	One Year	Five Year	Ten Year
Class U	Without sales load	4.63%	9.20%	2.20%	0.85%
	With sales load	2.54%	7.01%	1.78%	0.64%
S&P 500 Total Return Index		8.44%	25.02%	14.51%	13.09%
Bloomberg Aggregate Bond Index		1.98%	1.25%	-0.33%	1.32%
Lipper Flexible Portfolio Funds Index		2.83%	8.18%	7.02%	6.33%

Net Assets	$ 154,501,600,000,000
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 46,188
Investment Company, Portfolio Turnover	64.90%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$15,450,160	42	64.90%	$46,188

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	6.52%
2.	Cal-Maine Foods, Inc.	4.34%
3.	Blue Owl Capital, Inc.	3.49%
4.	Corning Incorporated	3.25%
5.	Bristol-Myers Squibb Co.	3.24%
6.	RTX Corporation	3.18%
7.	Baker Hughes Co. Class A	3.14%
8.	Broadcom, Inc.	3.05%
9.	The Blackstone Group, Inc.	2.94%
10.	Meta Platforms Inc.-Class A	2.91%
	Total % of Net Assets	36.06%

Updated Prospectus Phone Number	1-877-217-8501.
Updated Prospectus Web Address	https://americafirst.fund
DSS AmericaFirst Income Fund Class I
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST INCOME FUND
Class Name	CLASS I
Trading Symbol	AFPIX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Income Fund - Class I - AFPIX for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501.
Additional Information Website	https://americafirst.fund
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Income Fund – Class I	$113.00	2.21%

Expenses Paid, Amount	$ 113.00
Expense Ratio, Percent	2.21%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Net Assets	$ 154,501,600,000,000
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 46,188
Investment Company, Portfolio Turnover	64.90%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$15,450,160	42	64.90%	$46,188

Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.50%	6.52%
2.	Cal-Maine Foods, Inc.	4.34%
3.	Blue Owl Capital, Inc.	3.49%
4.	Corning Incorporated	3.25%
5.	Bristol-Myers Squibb Co.	3.24%
6.	RTX Corporation	3.18%
7.	Baker Hughes Co. Class A	3.14%
8.	Broadcom, Inc.	3.05%
9.	The Blackstone Group, Inc.	2.94%
10.	Meta Platforms Inc.-Class A	2.91%
	Total % of Net Assets	36.06%

Updated Prospectus Phone Number	1-877-217-8501.
Updated Prospectus Web Address	https://americafirst.fund